32. OTHER OPERATING INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2017
Other Operating Income And Expenses
OTHER OPERATING INCOME AND EXPENSES
Other operating income	Note	12.31.2017	12.31.2016	12.31.2015
Recovery of expenses		1	48	7
Recovery of doubtful accounts		86	29	1
Surplus Gas Injection Compensation		2,340	2,037	547
Commissions on municipal tax collections		32	21	15
Services to third parties		190	109	54
Profit for property, plant and equipment sale		5	91	-
Dividends received		33	6	4
Recognition of income - provisional remedies Note MEyM No 2016-04484723		-	1,126	-
Income recognition on account of the RTI - SE Res. No. 32/15		-	419	5,025
Higher costs recognition - SE Res. No. 250/13 and subsequent Notes		-	82	551
Onerous contract (Ship or pay)	42	-	150	-
Reversal of contingencies provision		521	5	-
Gain from cancellation of TGS Loan		-	-	215
Other		180	41	98
Total other operating income		3,388	4,164	6,517

Other operating expenses
Provision for contingencies		(881)	(455)	(228)
Decrease in property, plant and equipment		(15)	(51)	(6)
Allowance for uncollectible tax credits		(14)	(29)	(95)
Net expense for technical functions		-	(18)	(13)
Tax on bank transactions		(817)	(473)	(176)
Other expenses FOCEDE		-	(15)	(60)
Cost for services provided to third parties		(39)	(32)	(52)
Compensation agreements		(45)	(109)	(48)
Donations and contributions		(38)	(17)	(7)
Institutional relationships		(65)	(44)	(18)
Extraordinary Canon		(314)	(366)	-
Contingent consideration	1.2.1	(171)	-	-
Onerous contract (Ship or Pay)		(90)	-	-
Other		(462)	(267)	(66)
Total other operating expenses		(2,951)	(1,876)	(769)